Summary of Significant Accounting Policies - Reclassifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reclassification [Line Items]
Sales and marketing	$ 18,825	$ 17,565
General and administrative	13,963	10,641
Research and development	$ 9,266	5,954
Reclassification adjustment
Reclassification [Line Items]
Sales and marketing		(2,591)
General and administrative		1,871
Research and development		$ 720